Employees - Summary of Charge to Operating Profit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Gross service cost	€ (154)	€ (168)	€ (119)
Employee contributions	32	36	10
Special termination benefits	(5)	(5)	(14)
Past service cost including (losses)/gains on curtailments	18	32	3
Settlements	11	5	2
Defined contribution plans	(196)	(197)	(186)
Post-employment benefit expense in profit or loss	(171)	(214)	(183)
United Kingdom
Disclosure of defined benefit plans [line items]
Special termination benefits	0	0
Past service cost including (losses)/gains on curtailments		28
Operating cost
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss	(294)	(297)	(304)
Finance income/(cost)
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss	€ 123	€ 83	€ 121